UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period

_____________ to _____________

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer: ______________________

Central Index Key Number of securitizer: ______________________

___________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Radian Mortgage Capital Trust 2024-J1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0002029450

Radian Mortgage Securities LLC

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

James B. Svinth, Telephone: (720) 917-1524

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached hereto as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Executive Summary
99.2	AMC Rating Agency Grades Report
99.3	AMC Exception Grades Report
99.4	AMC Valuation Report
99.5	AMC Supplemental Data Report
99.6	AMC ASF Report
99.7	AMC Loan Data Comparison
99.8	Canopy Financial Technology Partners LLC (“Canopy”) Narrative
99.9	Canopy ASF Report
99.10	Canopy Supplemental Data Report
99.11	Canopy RA Grades Detail Report
99.12	Canopy RA Grades Summary Report
99.13	Canopy Valuation Report
99.14	Canopy ATR QM Report
99.15	Canopy Data Compare Report
99.16	Opus Capital Markets Consultants, LLC (‘Opus”) Executive Narrative
99.17	Opus Data Compare Report
99.18	Opus Finding Report
99.19	Opus Valuation Report
99.20	Opus Rating Agency Grades Summary Report
99.21	Opus Supplemental Data Extract
99.22	Opus ATR OR QM Report
99.23	Phoenix Collateral Advisors, LLC (“Phoenix”) Narrative Report
99.24	Phoenix ASF Report
99.25	Phoenix ATR QM Report
99.26	Phoenix Data Comparison Report
99.27	Phoenix Rating Agency Grades Summary Report
99.28	Phoenix Rating Agency Grades Detail Report
99.29	Phoenix Supplemental Data Extract
99.30	Phoenix Valuation Report

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Radian Mortgage Securities LLC
(Depositor)

By:	/s/ James B. Svinth
	Name:	James B. Svinth
	Title:	Manager

Date: July 10, 2024